DISPOSITION OF BUSINESSES (Details) - USD ($) $ in Millions									12 Months Ended
	Nov. 16, 2021	Jul. 06, 2021	Jun. 07, 2021	May 12, 2021	Dec. 07, 2020	Feb. 15, 2020	Feb. 06, 2020	Jan. 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of partial interest to non-controlling interest, net of taxes.									$ 0	$ 168	$ 165
Australian Export Terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage					22.00%
Proceeds from disposition of subsidiary					$ 55
Gain on sale of associate					400
Net losses relating to foreign currency translation and net investment hedges reclassified					$ 35
Proportion of ownership interest in subsidiary					49.00%
Australian Export Terminal | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary					$ 265
Gain on sale of associate					575
Net losses relating to foreign currency translation and net investment hedges reclassified					$ 70
Chilean toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	17.00%
Gain on sale of associate	$ 140
Net losses relating to foreign currency translation and net investment hedges reclassified	(8)
Consideration transferred	$ 165
Proportion of ownership interest in subsidiary									0.00%	17.00%
Chilean toll roads | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	34.00%
Gain on sale of associate	$ 270
Consideration transferred	$ 315
North American Rail Operation, Australian Operations
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage						51.00%
Proceeds from disposition of subsidiary						$ 40
Deferred consideration, acquisition-date fair value						195
North American Rail Operation, Australian Operations | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary						$ 420
Chinese Toll Roads
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage							33.00%
Gain on sale of associate							$ 140
Disposal of partial interest to non-controlling interest, net of taxes.							170
Reclassification adjustments on cash flow hedges, net of tax							$ 44
Columbian Regulated Distribution Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage								17.00%
Proceeds from disposition of subsidiary								$ 88
Gain on sale of associate								36
Net losses relating to foreign currency translation and net investment hedges reclassified								44
Partnership's share of accumulated revaluation surplus								61
Columbian Regulated Distribution Operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary								495
Gain on sale of associate								$ 197
North American residential energy infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		40.00%
Proceeds from disposition of subsidiary		$ 555
Gain on sale of associate		425
Partnership's share of accumulated revaluation surplus		$ 150
Proportion of ownership interest in subsidiary									30.00%	30.00%
Canadian District Energy Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage			25.00%
Proceeds from disposition of subsidiary			$ 450
Gain on sale of associate			295
Net losses relating to foreign currency translation and net investment hedges reclassified			(9)
Partnership's share of accumulated revaluation surplus			124
Proportion of ownership interest in subsidiary									0.00%	25.00%
Canadian District Energy Operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate			1,200
Consideration transferred			$ 1,800
U.K. regulated distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary				$ 195
Gain on sale of associate				155
Net losses relating to foreign currency translation and net investment hedges reclassified				(12)
Partnership's share of accumulated revaluation surplus				142
Consideration transferred				820
Proportion of ownership interest in subsidiary									80.00%	80.00%
U.K. regulated distribution operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from disposition of subsidiary				$ 340